Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Series M
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	0.62%	2.25%
Series M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	0.57%	2.17%
Series M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	0.98%	2.27%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg Municipal Managed Money Intermediate (1-17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	0.63%	2.15%